Contingent Liabilities and Assets - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 282	$ 262
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	281	260
Guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities and assets	$ 1	$ 2